Total
PGIM SHORT-TERM CORPORATE BOND FUND
FUND SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the Fund is high current income consistent with the preservation of principal.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $100,000 or more in shares of the Fund or other funds in the PGIM Funds family. More information about these discounts as well as other waivers or discounts is available from your financial professional and is explained in
Reducing or Waiving Class A's and Class C’s Sales Charges
on page 30 of the Fund's Prospectus,
Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries
on page 54 of the Fund's Prospectus and in
Rights of Accumulation
on page 62 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PGIM SHORT-TERM CORPORATE BOND FUND - USD ($)	Class A		Class C		Class R	Class Z		Class R2	Class R4	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.25%		none		none	none		none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	1.00%	[2]	none	none		none	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none		none		none	none		none	none	none
Redemption fee	none		none		none	none		none	none	none
Exchange fee	none		none		none	none		none	none	none
Maximum account fee (accounts under $10,000)	$ 15		$ 15		none	none	[3]	none	none	none
[1]	Investors who purchase $500,000 or more of Class A shares and sell these shares within 12 months of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) although they are not subject to an initial sales charge. The CDSC is waived for purchases by certain retirement and/or benefit plans.
[2]	Class C shares are sold with a CDSC of 1.00% on sales made within 12 months of purchase.
[3]	Direct Transfer Agent Accounts holding under $10,000 of Class Z shares are subject to the $15 fee.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PGIM SHORT-TERM CORPORATE BOND FUND		Class A	Class C	Class R	Class Z	Class R2		Class R4		Class R6
Management fee		0.38%	0.38%	0.38%	0.38%	0.38%		0.38%		0.38%
Distribution or distribution and service (12b-1) fees		0.25%	1.00%	0.75%	none	0.25%		none		none
Other expenses:		0.14%	0.10%	0.15%	0.12%	5.95%		8.07%		0.02%
Shareholder service fee		none	none	none	none	0.10%	[1]	0.10%	[1]	none
Remainder of other expenses		0.14%	0.10%	0.15%	0.12%	5.85%		7.97%		0.02%
Total annual Fund operating expenses		0.77%	1.48%	1.28%	0.50%	6.58%		8.45%		0.40%
Fee waiver and/or expense reimbursement		(0.01%)	(0.01%)	(0.26%)	(0.03%)	(5.70%)		(7.82%)		(0.02%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[2],[3]	0.76%	1.47%	1.02%	0.47%	0.88%		0.63%		0.38%
[1]	“Shareholder service fee” reflects maximum allowable fees under a shareholder services plan.
[2]	PGIM Investments LLC (PGIM Investments) has contractually agreed, through April 30, 2022, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 0.47% of average daily net assets for Class Z shares, 0.88% of average daily net assets for Class R2 shares, 0.63% of average daily net assets for Class R4 shares, and 0.38% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to April 30, 2022 without the prior approval of the Fund’s Board of Directors.
[3]	The distributor of the Fund has contractually agreed through April 30, 2022 to reduce its distribution and service (12b-1) fees to 0.50% of the average daily net assets of Class R shares. This waiver may not be terminated prior to April 30, 2022 without the prior approval of the Fund's Board of Directors.

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example - PGIM SHORT-TERM CORPORATE BOND FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	301	464	642	1,157
Class C	250	467	807	1,575
Class R	104	380	677	1,522
Class Z	48	157	277	625
Class R2	90	1,438	2,745	5,834
Class R4	64	1,768	3,356	6,871
Class R6	39	126	222	503

If Shares Are Not Redeemed
Expense Example, No Redemption - PGIM SHORT-TERM CORPORATE BOND FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	301	464	642	1,157
Class C	150	467	807	1,575
Class R	104	380	677	1,522
Class Z	48	157	277	625
Class R2	90	1,438	2,745	5,834
Class R4	64	1,768	3,356	6,871
Class R6	39	126	222	503

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect
the Fund's performance. During the Fund's most recent fiscal year, the Fund's turnover rate was 36% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Principal Investment Strategies.
The Fund invests, under normal circumstances, at least 80% of its investable assets in bonds of corporations with varying maturities. For purposes of this policy, bonds include all fixed income securities, other than preferred stock, and corporations include all private issuers. The effective duration of the Fund's portfolio is generally less than three years. The term “investable assets” refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.
The Fund may invest in mortgage-related securities and asset-backed securities (including collateralized debt obligations and collateralized loan obligations). Up to 35% of the Fund's investable assets may be invested in dollar-denominated obligations issued in the US by foreign corporations and governments (Yankee obligations). The subadviser may also invest up to 20% of the Fund's investable assets in debt obligations issued by the US Government and government-related entities.
Some (but not all) of the US Government securities and mortgage-related securities in which the Fund may invest are backed by the full faith and credit of the US Government, which means that payment of interest and principal is guaranteed, but yield and market value are not. These securities include, but are not limited to, direct obligations issued by the US Treasury, and obligations of certain entities that may be chartered or sponsored by Acts of Congress, such as the Government National Mortgage Association (GNMA or “Ginnie Mae”). Securities issued by other government entities that may be chartered or sponsored by Acts of Congress, in which the Fund may invest, are not backed by the full faith and credit of the United States and must rely on their own resources to repay the debt. These securities include, but are not limited to, obligations of the Federal Home Loan Mortgage Corporation (FHLMC or “Freddie Mac”), the Federal National Mortgage Association (FNMA or “Fannie Mae”) and the Student Loan Marketing Association (SLMA or “Sallie Mae”), each of which has the right to borrow from the US Treasury to meet its obligations.
The subadviser may invest up to 20% of the Fund's investable assets in speculative, below investment-grade debt obligations
(rated BB or lower by S&P Global Ratings (S&P), Ba or lower by Moody's Investors Service, Inc. (Moody’s) or the equivalent by another major rating service), which are also known as high-yield debt securities or junk bonds.
The Fund may also invest in unrated debt obligations that it determines are of comparable quality to the rated debt obligations that are permissible investments. In the event that a security receives different ratings from different nationally recognized statistical rating organizations (NRSROs), the Fund will treat the security as being rated in the highest rating category received from an NRSRO.
The Fund buys and sells securities to take advantage of investment opportunities based on the subadviser's fundamental credit research, as well as analysis of market conditions, interest rates and general economic factors.
In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook is determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security.

Principal Risks
All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The following is a summary description of principal risks of investing in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor.
Bond Obligations Risk.
As with credit risk, market risk and interest rate risk, the Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “
call and redemption risk
,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.
Credit Risk.
This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.
Economic and Market Events Risk
. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Foreign Securities Risk.
The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.
Increase in Expenses Risk.
Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.
Interest Rate Risk.
The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as
“duration risk.”
When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “
prepayment risk.
” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund's holdings may fall sharply. This is referred to as “
extension risk.
” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.
Junk Bonds Risk.
High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market's psychology.
Large Shareholder and Large Scale Redemption Risk.
Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Management Risk.
The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.
Market Disruption and Geopolitical Risks
. International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Market Risk.
Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
Mortgage-Backed and Asset-Backed Securities Risk.
Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.
US Government and Agency Securities Risk.
US Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all US Government securities are insured or guaranteed by the full faith and credit of the US Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Connecticut Avenue Securities issued by Fannie Mae and Structured Agency Credit Risk issued by Freddie Mac carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some US Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the US Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of US Government securities may be affected by changes in the credit rating of the US Government.

Performance.
The following bar chart shows the Fund's performance for Class Z shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund's average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.

Annual Total Returns (Class Z Shares)

Best Quarter:		Worst Quarter:
6.63%	2nd Quarter 2020	-3.80%	1st Quarter 2020

Average Annual Total Returns % (including sales charges) (as of 12-31-20)
Average Annual Total Returns - PGIM SHORT-TERM CORPORATE BOND FUND	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A shares	2.77%	2.78%	2.49%
Class C shares	3.40%	2.51%	1.97%
Class R shares	4.86%	2.96%	2.46%
Class R2 shares	5.09%			3.84%	Dec. 27, 2017
Class R4 shares	5.26%			4.07%	Dec. 27, 2017
Class R6 shares	5.62%	3.63%		2.92%	Mar. 02, 2012
Class Z Shares	5.43%	3.52%	2.99%
Class Z Shares | Return After Taxes on Distributions	4.34%	2.35%	1.75%
Class Z Shares | Return After Taxes on Distributions and Sale of Fund Shares	3.20%	2.17%	1.75%
Bloomberg Barclays 1-5 Year US Credit Index% (reflects no deduction for sales charges, expenses or taxes) (as of 12-31-20)	5.19%	3.54%	3.04%

°After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Z shares. After-tax returns for other classes will vary due to differing sales charges and expenses.